Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 11, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000151790
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 10,000				$ 14,486		$ 11,174	$ 9,677	$ 13,577	$ 11,578	$ 10,437	$ 11,065	$ 11,448	$ 9,319	$ 8,310
C000151791
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 10,000				14,120		10,915	9,495	13,344	11,408	10,311	10,959	11,381	9,280	8,300
C000151792
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 50,000,000				$ 73,042,550		56,283,100	48,680,415	68,223,830	58,152,185	52,376,585	55,479,085	57,354,020	46,611,150	41,600,000
C000070950
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Net Total Return USD Index	I
Account Value		$ 10,000	$ 10,000	$ 10,000	$ 24,272	$ 10,000	18,401	14,642	17,531	14,275	13,406	14,228	13,217	10,950	9,836
C000070949
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Net Total Return USD Index	N
Account Value		10,000	10,000	$ 10,000	$ 23,631	$ 10,000	17,961	14,331	17,203	14,048	13,222	14,091	13,126	10,886	9,814
C000135923
Account Value [Line Items]
Line Graph and Table Measure Name				R6
Account Value		50,000,000	50,000,000	$ 50,000,000	122,685,257	$ 50,000,000	92,938,201	73,880,000	88,348,592	71,829,844	67,511,737	71,566,721	66,427,737	54,908,838	49,320,765
C000115556
Account Value [Line Items]
Line Graph and Table Measure Name						I
Account Value		10,000	10,000	10,000	16,024	$ 10,000	13,218	11,297	14,522	12,472	12,083	12,061	11,693	10,507	9,311
C000115555
Account Value [Line Items]
Line Graph and Table Measure Name						N
Account Value		$ 10,000	10,000	10,000	15,629	$ 10,000	12,924	11,065	14,273	12,291	11,929	11,941	11,604	10,453	9,285
C000145935
Account Value [Line Items]
Line Graph and Table Measure Name		R6
Account Value		$ 50,000,000	50,000,000	50,000,000	80,918,015	$ 50,000,000	66,714,074	56,912,470	73,143,723	62,760,574	60,742,648	60,585,012	58,638,864	52,647,470	46,609,333
C000076806
Account Value [Line Items]
Line Graph and Table Measure Name						I
Account Value		10,000	10,000	10,000	17,088	$ 10,000	13,163	10,867	14,893	12,473	11,276	11,656	11,175	9,745	9,160
C000120477
Account Value [Line Items]
Line Graph and Table Measure Name						N
Account Value		10,000	$ 10,000	10,000	16,680	$ 10,000	12,875	10,657	14,645	12,287	11,137	11,541	11,096	9,701	9,138
C000144286
Account Value [Line Items]
Line Graph and Table Measure Name			R6
Account Value		50,000,000	$ 50,000,000	50,000,000	86,368,614	$ 50,000,000	66,445,586	54,818,002	75,037,366	62,764,321	56,706,155	58,549,364	56,111,801	48,875,920	45,879,793
C000124385
Account Value [Line Items]
Line Graph and Table Measure Name						I
Account Value		10,000	10,000	10,000	16,514	$ 10,000	13,334	10,390	13,603	10,885	10,941	11,206	11,116	9,270	9,122
C000124386
Account Value [Line Items]
Line Graph and Table Measure Name						N
Account Value		10,000	$ 10,000	10,000	16,089	$ 10,000	13,019	10,180	13,358	10,714	10,796	11,077	11,030	9,216	9,100
C000144292
Account Value [Line Items]
Line Graph and Table Measure Name			R6
Account Value		50,000,000	$ 50,000,000	50,000,000	83,352,053	$ 50,000,000	67,262,476	52,378,897	68,468,845	54,718,806	54,978,248	56,207,206	55,751,600	46,443,814	45,660,798
C000115554
Account Value [Line Items]
Line Graph and Table Measure Name						I
Account Value		10,000	10,000	10,000	31,073	$ 10,000	24,784	22,068	25,482	21,143	19,185	17,506	14,721	12,441	10,913
C000115553
Account Value [Line Items]
Line Graph and Table Measure Name						N
Account Value		$ 10,000	10,000	10,000	30,272	$ 10,000	24,213	21,615	25,034	20,832	18,948	17,335	14,619	12,390	10,889
C000145934
Account Value [Line Items]
Line Graph and Table Measure Name		R6
Account Value		$ 50,000,000	50,000,000	50,000,000	156,647,054	$ 50,000,000	124,894,566	111,103,344	128,166,780	106,320,693	96,372,157	87,834,303	73,818,500	62,331,709	54,616,571
C000076804
Account Value [Line Items]
Line Graph and Table Measure Name						I
Account Value		10,000	10,000	10,000	33,038	$ 10,000	23,672	20,830	25,009	19,456	16,278	16,056	12,954	11,132	10,018
C000120475
Account Value [Line Items]
Line Graph and Table Measure Name						N
Account Value		10,000	$ 10,000	10,000	32,221	$ 10,000	23,145	20,406	24,578	19,161	16,075	15,894	12,858	11,078	9,990
C000144284
Account Value [Line Items]
Line Graph and Table Measure Name			R6
Account Value		50,000,000	$ 50,000,000	50,000,000	166,855,710	$ 50,000,000	119,404,842	104,978,132	125,928,990	97,858,709	81,777,426	80,583,371	64,954,456	55,770,315	50,139,219
C000124381
Account Value [Line Items]
Line Graph and Table Measure Name						I
Account Value		10,000	10,000	10,000	28,904	$ 10,000	21,678	17,746	20,536	15,784	14,310	14,837	13,002	10,656	9,995
C000124382
Account Value [Line Items]
Line Graph and Table Measure Name						N
Account Value		10,000	$ 10,000	10,000	28,174	$ 10,000	21,189	17,387	20,174	15,550	14,127	14,691	12,906	10,606	9,968
C000144290
Account Value [Line Items]
Line Graph and Table Measure Name			R6
Account Value		50,000,000	$ 50,000,000	50,000,000	$ 145,918,952	$ 50,000,000	109,353,836	89,449,001	103,416,834	79,390,371	71,892,923	74,502,758	65,236,542	53,392,807	50,037,421
C000076805
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	I
Account Value		10,000	10,000	10,000	$ 25,588	$ 10,000	18,828	16,871	22,084	15,635	14,358	16,114	13,417	11,153	10,117
C000120476
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	N
Account Value		10,000	$ 10,000	10,000	$ 24,965	$ 10,000	18,420	16,543	21,718	15,406	14,187	15,958	13,315	11,094	10,089
C000144285
Account Value [Line Items]
Line Graph and Table Measure Name			R6		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		50,000,000	$ 50,000,000	50,000,000	$ 129,131,545	$ 50,000,000	94,915,467	84,962,922	111,154,673	78,601,782	72,120,232	80,849,896	67,227,645	55,842,050	50,626,045
C000124383
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	I
Account Value		10,000	10,000	10,000	$ 23,969	$ 10,000	18,821	15,914	20,033	13,226	13,077	14,817	13,572	11,491	10,102
C000124384
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	N
Account Value		10,000	$ 10,000	10,000	$ 23,376	$ 10,000	18,399	15,601	19,686	13,033	12,920	14,672	13,467	11,433	10,072
C000144291
Account Value [Line Items]
Line Graph and Table Measure Name			R6		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		50,000,000	$ 50,000,000	50,000,000	$ 121,003,478	50,000,000	94,828,907	80,125,073	100,801,623	66,492,749	65,688,433	74,362,206	68,012,514	57,554,085	50,531,721
MSCI World Net Total Return USD Index
Account Value [Line Items]
Account Value		10,000	10,000	10,000	26,114	10,000	19,719	16,169	20,119	15,618	14,146	13,892	12,489	10,569	9,491
MSCI World Net Total Return USD Index
Account Value [Line Items]
Account Value		10,000	10,000	10,000	26,114	10,000	19,719	16,169	20,119	15,618	14,146	13,892	12,489	10,569	9,491
Russell 3000® Total Return Index
Account Value [Line Items]
Account Value		10,000	10,000	10,000	33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Account Value		10,000	10,000	10,000	33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Account Value		50,000,000	50,000,000	50,000,000	167,158,625	50,000,000	123,643,914	102,642,102	124,607,011	94,488,424	82,162,890	79,833,621	67,897,359	57,197,659	49,752,635
Russell 3000® Total Return Index
Account Value [Line Items]
Account Value		10,000	10,000	10,000	33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Account Value		10,000	10,000	10,000	33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Account Value		$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 167,158,625	$ 50,000,000	$ 123,643,914	$ 102,642,102	$ 124,607,011	$ 94,488,424	$ 82,162,890	$ 79,833,621	$ 67,897,359	$ 57,197,659	$ 49,752,635